S000005530 [Member] Annual Fund Operating Expenses - Wilmington Enhanced Dividend Income Strategy Fund	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.71%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.61%)	[1]
Net Expenses (as a percentage of Assets)	0.75%
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.36%)	[1]
Net Expenses (as a percentage of Assets)	0.50%

[1]	The Fund’s Advisor, distributor and shareholder service provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.75% and 0.50%, respectively, not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2026 or with the agreement of the Fund’s Board of Trustees.